Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories, consisted of the following (in thousands):
	December 31, 2023	December 31, 2022
Raw materials	$1,162	$1,010
Work-in-progress	158	164
Finished goods	84	121
	$1,404	$1,295